STROOCK & STROOCK & LAVAN LLP

180 Maiden Lane

New York, New York 10038

August 11, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christina DiAngelo

Re:	Advantage Funds, Inc. (File Nos.: 811-7123; 333-152088)

Dreyfus Investment Grade Funds, Inc. (811-06718; 333-152085)

The Dreyfus/Laurel Funds Trust (811-00524; 333-152098)

Dreyfus Premier Manager Funds I (811-21386; 333-152103)

Dreyfus Premier Manager Funds II (811-21327; 333-152137)

Dreyfus Premier Stock Funds (811-21236; 333-152090)

Registration Statements on Form N-14

Ladies and Gentlemen:

Transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are definitive versions of the prospectus/proxy statement and statement of additional information of each of the above-referenced Registrants. Each filing is marked to show changes from the versions of the prospectus/proxy statement and statement of additional information filed as part of the Registrant’s Registration Statement on Form N-14 filed on July 2-3, 2008, which consist primarily of changes in response to comments received by telephone from Christina DiAngelo of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), to Nicole M. Runyan, on July 25, 2008. Set forth below are the Staff’s comments and our responses thereto. Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the relevant Registration Statement.

Fees and Expenses Tables; Expense Examples

1.

Staff Comment. For each Registration Statement, please supplementally confirm that, for funds with contractual fee and expense arrangements (“waivers”), the waiver is in place for the duration of the pro forma period covered by the fees and expenses table and that the funds’ net expenses are used in calculating the Expense examples. For funds where the waiver in not in place for the duration of the pro forma period, please review the Expense examples and confirm that the funds’ gross expenses are used in calculation the Expense examples.

Response. As discussed with the Staff, for each fund that has a waiver, the waiver is in place for the duration of the pro forma period covered by the fees and expenses table and the Expense example and, as such, it is appropriate to use the fund’s net expenses to calculate the Expense examples for the one-year period. The Dreyfus Family of Funds notes the Staff’s general comment for future filings.

2.

Staff Comment. For each Registration Statement, as appropriate, please review each fund’s load structure. If a fund charges a front-end or back-end sales load, please revise the fees and expenses table to add the sales load and any other relevant shareholder fees. Please see the form of fee table in Item 3 to Form N-1A.

Response. For each Registrant, as stated in the narrative sections in the body of the Registration Statement, the Expense examples reflect the maximum applicable sales loads. For each Registrant (except for Advantage Funds, Inc. and Dreyfus Investment Grade Funds, Inc.), the fees and expenses tables have been revised to add the funds’ sales loads and any other relevant shareholder fees. For Advantage Funds, Inc., neither the Fund nor the Acquiring Fund currently charges a sales load or any other shareholder fee and the Acquiring Fund will not commence charging a sales load or other shareholder fees after the proposed Reorganization. For Dreyfus Investment Grade Funds, Inc., as stated in the narrative section preceding the fees and expenses table, the Class A, B and C shareholders of the Fund who receive Class A shares of the Acquiring Fund will not be charged a sales load in connection with the Reorganization and will not be charged a sales load going forward. As such, we believe the narrative disclosure in the body of that Registration Statement, and further believe that adding sales loads to the fees and expenses table will confuse Fund shareholders as to their actual costs in connection with the proposed Reorganization.

3.

Staff Comment. In the Registration Statement filed by Dreyfus Premier Manager Funds II, we noted that the pro forma financial statements are based off of the Acquiring Fund’s fiscal period ended May 31, 2008. Please confirm that the Acquiring Fund will file its semi-annual report for the fiscal period ended May 31, 2008 on Form N-CSR prior to the effective date of the Registration Statement.

Response. As discussed with the Staff, the Acquiring Fund filed its semi-annual report for the fiscal period ended May 31, 2008 with the Commission on Form N-CSR on Monday, July 28, 2008, prior to the effective date of the Registration Statement.

4.	Staff Comment. In the Registration Statement filed by Dreyfus Premier Manager Funds I, please review the Expense example for Class B shares of the Acquiring Fund and confirm those numbers are correct.

Response. Both numbers have been reviewed and the first number has been revised from $455 to $955, which is correct.

5.

Staff Comment. In the Registration Statement filed by Dreyfus Investment Grade Funds, Inc., please review the percentage in the line item “Fee waiver and/or expense reimbursement” in the column for Class I shares of the Acquiring Fund, as it does not foot to the “net operating expenses” percentage.

Response. The percentage in the line item “Fee waiver and/or expense reimbursement” in the column for Class I shares of the Acquiring Fund has been revised from 11 basis points to 1 basis point.

6.

Staff Comment. In the Registration Statement filed by Dreyfus Investment Grade Funds, Inc., please supplementally explain the substantial increase in the Acquiring Fund’s total net assets from April 2008 to June 2008.

Response. During the period from April 30, 2008 to May 31, 2008, the Acquiring Fund completed the acquisition of the net assets of three other funds in the Dreyfus Family of Funds—Dreyfus A Bonds Plus, Inc, Dreyfus Premier Managed Income Fund and Dreyfus Premier Core Bond Fund—which resulted in a substantial increase in the total net assets of the Acquiring Fund during that period of time.

7.

Staff Comment. In the Registration Statement for Dreyfus Premier Stock Funds, please supplementally explain how the Acquiring Fund’s “other expenses” are “restated” per footnote 1 to the fees and expenses table.

Response. For purposes of the expense calculations of the Acquiring Fund, it was assumed that the Acquiring Fund operated as a stand-alone fund instead of a feeder fund within a master-feeder structure during the pro forma period.  In connection with the revision of the footnote disclosure, the fee table also has been revised to reflect a waiver of 0.00% for the pro forma period and an increase in the Fund's net expenses to 1.34%

8.

Staff Comment. In the Registration Statement for Advantage Funds, Inc., please review the footnote to the fees and expenses table concerning the Fund’s expense waiver arrangement with the disclosure in the Fund’s most recent semi-annual report to shareholders. Please revise the footnote disclosure to conform to the disclosure in the shareholder report or supplementally confirm to the Staff that there is no material difference in the two disclosures.

Response: The footnote disclosure in the Registration Statement has been revised to more closely reflect the disclosure in the Fund’s shareholder report. Any difference in the two sets of disclosure is not material. In connection with the revision of the footnote disclosure, the fee table also has been revised to reflect a waiver of 0.00% for the pro forma period and an increase in the Fund’s net expenses to 1.34%.

Capitalization Tables; Pro Forma Financial Statements

9.

Staff Comment. In the Registration Statement filed by Dreyfus Premier Manager Funds I, the net assets of the Class I shares of the Acquiring Fund provided under the heading “Capitalization” ($37,413,615) is different from the number provided in the Pro Forma Statement of Assets and Liabilities. Pleas confirm which number is correct and revise the disclosure accordingly.

Response. The net asset amount provided for Class I shares of the Acquiring Fund in the Pro Forma Statement of Assets and Liabilities is correct. The disclosure under the heading “Capitalization” has been revised accordingly.

10.	Staff Comment. For each Registration Statement, please add a footnote to the capitalization table to explain the adjustment to the “Shares outstanding” line item.

Response. The requested footnote disclosure has been added.

11.

Staff Comment. In the Registration Statement filed by Dreyfus Premier Stock Funds, please supplementally explain the line item “Shareholder servicing costs” in the Pro Forma Statement of Operations. It is unclear to the Staff where the $75,000 expense savings comes from, as there is not cost savings reflected in the fees and expenses table for the Acquiring Fund.

Response. The “Shareholder servicing costs” in the Pro Forma Statement of Operations are costs associated with servicing by the transfer agent and other miscellaneous expenses that are accounted for as part of each fund’s “Other expenses” (not as part of the “Shareholder services fee” which is an asset based fee of 25 basis points for each fund) in the fees and expenses table. In addition, the line item “Shareholder servicing costs” has been revised downward to $35,000.

12.

Staff Comment. For the Registration Statements filed by The Dreyfus/Laurel Funds Trust and Advantage Funds, Inc., please revise the Pro Forma Statement of Assets and Liabilities to show the costs of the Reorganization in the “Adjustments” column instead of reflecting those costs in an up-front adjustments of each fund’s total net assets at the commencement of the pro forma period.

Response. The requested change has been made.

13.

Staff Comment. For each Registrant (except for Dreyfus Investment Grade Funds, Inc.), please revise the footnote to the Pro Forma Statement of Operations to provide additional and more specific disclosure concerning the expense adjustments resulting from the proposed Reorganization.

Response. The requested change has been made.

General

14.

Staff Comment. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require. Since the Registrants and fund management are in possession of all facts relating to the Registrants’ disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from each Registrant acknowledging that:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;
•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response. The requested letter from each Registrant is filed with this letter.

Should members of the Staff have any questions or comments, please contact me at 212.806.6443 or, in my absence, contact David Stephens at 212.806.6138.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens
Jeff Prusnofsky

THE DREYFUS FAMILY OF FUNDS

200 Park Avenue

New York, New York 10166

August 11, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christina DiAngelo

Re:	Advantage Funds, Inc. (File Nos.: 811-7123; 333-152088)

Dreyfus Investment Grade Funds, Inc. (811-06718; 333-152085)

The Dreyfus/Laurel Funds Trust (811-00524; 333-152098)

Dreyfus Premier Manager Funds I (811-21386; 333-152103)

Dreyfus Premier Manager Funds II (811-21327; 333-152137)

Dreyfus Premier Stock Funds (811-21236; 333-152090)

Registration Statements on Form N-14

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), each of the undersigned Registrants acknowledge the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ADVANTAGE FUNDS, INC.

DREYFUS INVESTMENT GRADE FUNDS, INC.

THE DREYFUS/LAUREL FUNDS TRUST

DREYFUS PREMIER MANAGER FUNDS I

DREYFUS PREMIER MANAGER FUNDS II

DREYFUS PREMIER STOCK FUNDS

By:	/s/ Jeff Prusnofsky
Name:	Jeff Prusnofsky
Title:	Vice President